Associates and Joint Ventures - Disclosure of Statement of Financial Position and Income Statement of Associates and Joint Ventures (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure Of Joint Ventures And Associates [Line Items]
Receivables from associates and joint ventures for current operations (Note 14)	€ 121	€ 25
Payables to associates and joint ventures (Note 22)	344	11
Revenue from operations with associates and joint ventures	39,277	43,076	€ 48,422
Financial revenues with associates and joint ventures	614	677	842
Financial expenses with associates and joint ventures	2,028	2,417	2,795
InfraCo, SpA | Telefónica Chile, S.A.
Disclosure Of Joint Ventures And Associates [Line Items]
Long-term credits to associates and joint ventures	87
Associates and Joint Ventures
Disclosure Of Joint Ventures And Associates [Line Items]
Long-term credits to associates and joint ventures	97	1
Receivables from associates and joint ventures for current operations (Note 14)	121	25
Long-term contractual liabilities from associates and joint ventures	31	0
Payables to associates and joint ventures (Note 22)	344	11
Short-term contractual liabilities from associates and joint ventures	8	0
Revenue from operations with associates and joint ventures	328	268	265
Expenses from operations with associates and joint ventures	122	39	30
Financial revenues with associates and joint ventures	1	0	0
Financial expenses with associates and joint ventures	1	0	1
Associates
Disclosure Of Joint Ventures And Associates [Line Items]
Long-term credits to associates and joint ventures	87	0
Receivables from associates and joint ventures for current operations (Note 14)	34	8
Long-term contractual liabilities from associates and joint ventures	0	0
Payables to associates and joint ventures (Note 22)	72	10
Short-term contractual liabilities from associates and joint ventures	0	0
Revenue from operations with associates and joint ventures	65	13	13
Expenses from operations with associates and joint ventures	86	37	23
Financial revenues with associates and joint ventures	1	0	0
Financial expenses with associates and joint ventures	1	0	1
Joint ventures
Disclosure Of Joint Ventures And Associates [Line Items]
Long-term credits to associates and joint ventures	10	1
Receivables from associates and joint ventures for current operations (Note 14)	87	17
Long-term contractual liabilities from associates and joint ventures	31	0
Payables to associates and joint ventures (Note 22)	272	1
Short-term contractual liabilities from associates and joint ventures	8	0
Revenue from operations with associates and joint ventures	263	255	252
Expenses from operations with associates and joint ventures	36	2	7
Financial revenues with associates and joint ventures	0	0	0
Financial expenses with associates and joint ventures	€ 0	€ 0	€ 0